Capital Stock and Changes in Capital Accounts	12 Months Ended
Dec. 31, 2025
Capital Stock and Changes in Capital Accounts [Abstract]
Capital Stock and Changes in Capital Accounts
11.
Capital Stock and Changes in Capital Accounts
a)
Preferred stock
:
As of December 31, 2025, and 2024, the
Company’s authorized preferred stock
consists of 50,000,000
shares (all
in registered
form), par
value $
0.01
per share,
of which
1,000,000
shares
are designated as Series A Participating
Preferred Shares,
5,000,000
shares are designated as Series B
Preferred
Shares,
10,675
shares
are
designated
as
Series
C
Preferred
Shares
and
400
shares
are
designated as
Series D
Preferred Shares.
As of
December 31,
2025 and
2024, the
Company had
zero
Series A Participating Preferred Shares issued and outstanding.
b)
Series
B
Preferred
Stock:
As
of
December
31,
2025,
and
2024,
the
Company
had
2,600,000
Series B Preferred
Shares issued and
outstanding with
par value $
0.01
per share, at
$
25.00
per share and
with liquidation preference
at $
25.00
per share.
Holders of Series B Preferred Shares have no voting rights
other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights.
Also, holders of Series B Preferred
Shares rank prior to the holders
of common shares with respect
to dividends,
distributions and
payments upon
liquidation and
are subordinated
to all
of the
existing and
future indebtedness.
Dividends on the Series
B Preferred Shares
are cumulative from
the date of original
issue and are
payable
on the 15th day of January,
April, July and October of each year at a dividend rate of
8.875 % per annum,
or
$
2.21875
per
share
per
annum.
For
each
of
the
years
ended
December
31,
2025,
2024
and
2023,
dividends on Series B
Preferred Shares amounted
to $
5,769
. Since February 14,
2019, the Company
may
redeem, in whole or in part, the Series B Preferred Shares at a redemption price of $ 25.00 per share plus
an amount equal
to all accumulated
and unpaid dividends thereon
to the date
of redemption, whether
or
not declared.
c)
Series
C
Preferred
Stock
:
As
of
December
31,
2025,
and
2024,
the
Company
had
10,675
shares of Series C Preferred Stock, issued and outstanding, with par value $ 0.01 per share, owned by an
affiliate of its Chief
Executive Officer, Ms.
Semiramis Paliou.
The Series C Preferred Stock votes with the
common shares of the Company, and each share entitles the holder thereof to 1,000 votes on all matters submitted to a vote of the shareholders of the Company.
The Series C Preferred Stock has no dividend
or
liquidation rights
and
cannot
be
transferred
without the
consent of
the
Company
except
to
the
holder’s
affiliates and immediate family members.
d)
Series D Preferred Stock
: As of December 31, 2025, and 2024, the Company had 400
shares of
Series D Preferred Stock, issued and outstanding,
with par value $
0.01
per share, owned by an affiliate of
its Chief
Executive Officer,
Ms. Semiramis
Paliou.
The Series
D Preferred
Stock is
not redeemable
and
has no
dividend or
liquidation rights.
The Series D Preferred Stock vote with the common shares of the
Company, and each share of the Series D Preferred Stock entitles the holder thereof to up to 200,000 votes,
on
all
matters
submitted
to
a
vote
of
the
stockholders
of
the
Company,
provided
however,
that,
notwithstanding any other
provision of the
Series D Preferred
Stock statement of
designation, to the
extent
that the total number
of votes one or
more holders of Series
D Preferred Stock
is entitled to vote
(including
any voting power of such holders derived from Series D Preferred
Stock, shares of Common Stock or any
other voting security of the
Company issued and outstanding as of
the date hereof or that
may be issued
in the
future) on any
matter submitted to
a vote
of stockholders of
the Company would
exceed
36.0 % of
the total number
of votes eligible
to be cast on
such matter, the total
number of votes
that holders of
Series
D Preferred Stock may exercise derived
from the Series D Preferred Stock
together with Common Shares
and any
other voting
securities of
the
Company beneficially
owned by
such holder,
shall be
reduced to
36
% of the total number of votes that may be cast on such matter submitted to a vote of stockholders.
e)
Issuance and Repurchase of Common Shares:
In 2023, the Company issued 2,033,613
shares
of
common
stock,
at
$
3.84
,
for
the
acquisition
of
one
vessel,
upon
exercise of
a
warrant
issued
to
the
vessel’s sellers. The
Company did
no
t receive any
proceeds from
the exercise
of the warrants
in 2023,
and
the
value
of
the
shares
issued
was
included
in
vessels,
net.
On
December
2,
2024,
the
Company
commenced a tender
offer to purchase up
to
15,000,000
shares of its outstanding
common stock, at $
2.00
per share,
using funds available
from cash and
cash equivalents.
On January 7,
2025, the tender
offer was
settled and
the Company
repurchased and
retired a
total of
11,442,645
shares of
common stock
for an
aggregate amount of $ 23,048 .
f)
Dividend
on
Common Stock:
On
March
20,
2023,
the
Company
paid
a
dividend
of
$
0.15
per
share, or
$
15,965
, to
its shareholders
of record
as of
March 13,
2023. On
July 10,
2023, the
Company
distributed a
dividend of
$
0.15
per share
to all
shareholders of
record as
of June
12, 2023,
and paid
$
12,424
in
cash
to
its
shareholders who
elected to
receive
cash
and
distributed
965,044
newly issued
common
shares to its
shareholders who
elected to receive
shares. On September
8, 2023, the
Company distributed
a dividend of
$
0.15
per share to
all shareholders
of record
as of August
14, 2023, and
paid $
13,041
in cash
to its shareholders
who elected to
receive cash and distributed
831,672
newly issued common
shares to
its shareholders who
elected to
receive shares.
On December 4,
2023, the
Company distributed
a dividend
of $ 0.15
per share to
all shareholders of
record as of November
27, 2023 in
the form of common
stock and
distributed 4,831,777
newly issued common shares.
On March
12, 2024,
the Company
paid a
cash dividend
on its
common stock
of $
0.075
per share,
or $
8,989
to shareholders of record
as of March 5,
2024. On June 18,
2024, the Company paid a
cash dividend on
its common
stock of
$
0.075
per share,
or $
9,379
, to shareholders
of record
as of June
12, 2024.
On August
30,
2024,
the
Company
paid
a
cash
dividend
on
its
common
stock
of
$
0.075
per
share,
or
$
9,384
,
to
shareholders of record as of
August 15, 2024. On
December 18, 2024, the
Company paid a cash
dividend
on its common stock of $ 0.01
per share, or $
1,252 , to shareholders of record as of December 11, 2024.
On March 21,
2025, the
Company paid a
cash dividend
on its common
stock of
$
0.01
per share,
or $
1,158 ,
to all shareholders of record as of March 12, 2025. On June 24, 2025, the Company paid a cash dividend on its common stock of $ 0.01
per share, or $
1,158
, to all shareholders of record
as of June 17, 2025. On
September 11, 2025
the Company
paid a
cash dividend
on its
common stock
of $
0.01
per share,
or $
1,157 ,
to shareholders
of record
as of
August 21,
2025. On
December 17,
2025 the
Company paid
a cash
dividend
on its common stock of $ 0.01
per share, or $
1,157 , to shareholders of record as of December 8, 2025.
g)
Dividend in
Kind:
On
June 9,
2023, the
Company distributed
the
Company’s investment
in the
Series D Preferred Shares
of OceanPal in the
form of a stock
dividend amounting to
$
10,761 , or $ 0.10
per
share, to its shareholders of record as of April 24, 2023.
h)
Warrants:
On
December
14,
2023,
the
Company
distributed
22,613,070
warrants
to
its
shareholders of record
on December 6,
2023. Holders
received one warrant
for every five
shares of issued
and outstanding shares of
common stock held as of
the record date (rounded
down to the nearest
whole
number for any
fractional warrant. Each Warrant
entitles the holder
to purchase, at
the holder’s sole and
exclusive election,
at the
exercise price
of $
4
per warrant,
1.67484
shares of
common stock
including a
bonus share
fraction. A
bonus share
fraction entitles
a holder
to receive
an additional
part of
a share
of
common stock for each warrant exercised without payment of any additional exercise price.
In 2025 and
2024, the Company
issued
26,674
and
9,837,680
shares, respectively, having a
value of $
35
and $ 28,047
, net
of expenses,
or $
1.30
and $
2.86
per share,
respectively. In 2025 and
2024, the
Company
received $ 93
and $
24,195
, in proceeds, net of fees
from the exercise of
16,181
and
6,392,765
warrants,
respectively.
If all
warrants were
exercised as
of December
31, 2025,
the Company
would have
issued
37,003,669
shares of common stock, including the shares from the warrants already exercised, with a fair
value of
$
73,133
and would have
received $
90,452
of gross
proceeds. The warrants
were measured
on
the date of
distribution at
fair value, determined
through Level 1
account hierarchy, being the
opening price
of the warrants
on the NYSE on
the date of
distribution as they
are listed under the
ticker DSX_W.
As of
December 31,
2025 and
2024, the
warrant liability, measured
at fair
value, amounted
to $
1,330
and $
1,802 ,
respectively. In 2025, 2024 and
2023, Gain on
warrants amounted
to $
490 , $ 719
and $
1,583 , respectively,
separately presented in the accompanying consolidated statements of income.
i)
Incentive
Plan:
As
of
December
31,
2025,
9,144,759
shares
remained
reserved
for
issuance
according to the Company’s incentive plan.
Restricted stock as of December 31, 2025, 2024 and 2023 is analyzed as follows:
Number of Shares
Weighted Average
Grant Date Price
Outstanding as of December 31, 2022 7,866,589 $ 3.07
Granted 1,750,000 4.54
Vested
(2,822,753)
3.05
Outstanding as of December 31, 2023
6,793,836 $
3.45
Granted 2,300,000 2.96
Vested
(2,996,334)
3.38
Outstanding as of December 31, 2024
6,097,502 $
3.30
Granted 2,000,000 1.84
Vested (3,134,365) 3.37
Outstanding as of December 31, 2025 4,963,137 $ 2.67
The
fair
value
of
the
restricted
shares
has
been
determined
with
reference
to
the
closing
price
of
the
Company’s
stock
on
the
date
such
awards
were
approved
by
the
Company’s
board
of
directors.
The
aggregate
compensation
cost
is
recognized
ratably
in
the
accompanying
consolidated
statements
of
income
over
the
respective
vesting
periods.
In
2025,
2024
and
2023,
compensation
cost
amounted
to
$ 9,605 , $ 10,012
and $
9,938
, respectively,
and is included
in general and
administrative expenses in
the
accompanying consolidated statements of income.
As of December 31, 2025 and December 31,
2024, the total unrecognized cost relating
to restricted share
awards was
$
5,749
and $
11,674
, respectively.
As of
December 31,
2025, the
weighted-average period
over which the total compensation cost related
to non-vested awards not yet recognized is
expected to be
recognized is 1.45
years.